Maturity analysis for non-derivative financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		₩ 72,934,694	₩ 62,723,018
Finance lease liabilities		381,742	556,276
Trade and other payables		9,063,285	8,804,741
Financial guarantee contracts	[1]	1,310,817	1,154,862
Non-derivative financial liabilities, undiscounted cash flows		83,690,538	73,238,897
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		10,204,471	10,748,437
Finance lease liabilities		87,709	174,534
Trade and other payables		6,348,195	5,867,729
Financial guarantee contracts	[1]	91,722	7,081
Non-derivative financial liabilities, undiscounted cash flows		16,732,097	16,797,781
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		9,274,378	7,948,320
Finance lease liabilities		87,709	87,709
Trade and other payables		150,479	301,165
Financial guarantee contracts	[1]	855,488	18,054
Non-derivative financial liabilities, undiscounted cash flows		10,368,054	8,355,248
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		28,143,311	21,331,394
Finance lease liabilities		141,074	185,284
Trade and other payables		375,661	698,289
Financial guarantee contracts	[1]	363,607	1,049,667
Non-derivative financial liabilities, undiscounted cash flows		29,023,653	23,264,634
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		25,312,534	22,694,867
Finance lease liabilities		65,250	108,749
Trade and other payables		2,188,950	1,937,558
Financial guarantee contracts	[1]	0	80,060
Non-derivative financial liabilities, undiscounted cash flows		₩ 27,566,734	₩ 24,821,234

[1]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2017 and 2018 are KRW23,475 million and KRW15,586 million, respectively.